Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property and equipment

Property and equipment by type
in EUR million	2023	2022
Property in own use	616	681
Equipment:
- Data processing equipment	213	213
- Other equipment	492	476
Right- of- use assets:
- ROU property	972	1,000
- ROU cars	97	64
- ROU other leases	9	12
	2,399	2,446

Schedule of changes in property and equipment

Changes in property and equipment
	Property in own use		Equipment		Right-of-use assets		Total
in EUR million	2023	2022	2023	2022	2023	2022	2023	2022
Opening balance as at 1 January	681	702	688	699	1,076	1,113	2,446	2,515
Additions	4	2	241	229	279	173	525	404
Transfers	-1	-1	-4	-1	-4	-4	-9	-5
Depreciation	-12	-13	-204	-220	-246	-252	-461	-485
Impairments[1]	-19	-9	-10	-16	-12	-9	-41	-35
Reversals of impairments [1]	10	16					10	16
Remeasurements	4	15			9	67	13	81
Disposals	-47	-67	-10	-15	-20	-15	-78	-98
Exchange rate differences	-4	36	4	13	-4	3	-5	52
Closing balance	616	681	705	688	1,078	1,076	2,399	2,446

Cost price	753	847	3,140	3,554	1,851	1,680	5,744	6,081
Accumulated depreciation	-305	-362	-2,430	-2,853	-904	-714	-3,639	-3,929
Accumulated impairments	-99	-107	-6	-12	-32	-21	-136	-140
Accumulated revaluation surplus	267	304					267	304
Accumulated remeasurement					163	130	163	130
Net carrying value	616	681	705	688	1,078	1,076	2,399	2,446
1 (Reversals of) impairments of property and equipment are presented as Other operating expenses in the statement of Profit or Loss.